Stockholders' Equity and Regulatory Matters (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders' Equity and Regulatory Matters [Abstract]
Preferred Stock, Authorized		500,000	500,000
Preferred Stock Par Value		$ 0	$ 0
Preferred Stock, Issued		0	0
Shares Available For Issuance Under Dividend Reinvestment Plan		141,887
Common Shares Repurchased Under Repurchase Program		3,504	12,322	24,918
Remaining Number of Shares Authorized Under Repurchase Program		27,649
Undistributed Earnings of Subsidiary, Available for Distribution		$ 33,862
Treasury shares issued to former FNBPA shareholders	555,555